Operating Leases (Tables)	6 Months Ended
Jun. 30, 2022
Leases [Abstract]
Schedule of Operating Lease Income
The components of operating lease income are as follows:

(in thousands of $)	Six months ended June 30,
	2022	2021
Operating lease income (1)	2,408	5,690
Variable lease income (1) (2)	827	—
Total operating lease income	3,235	5,690
(1) Total operating lease income is included in the income statement line-item “Time and voyage charter revenues”.
(2) “Variable lease income” is excluded from lease payments that comprise the minimum contractual future revenues from non-cancellable operating leases.